Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations

Net Minimum Commitments	Total	2016	2017-2018	2019-2020	2021 & Beyond
	(In millions)
Drilling rig commitments	$405	$194	$211	$—	$—
Purchase obligations(1)	354	28	115	139	72
Firm transportation agreements	363	96	125	83	59
Office and related equipment	342	43	87	72	140
Other operating lease obligations(2)	64	22	35	6	1
Total Net Minimum Commitments	$1,528	$383	$573	$300	$272